Disposition Of Hotel Properties And Discontinued Operations (Components Of Discontinued Operations) (Details) - USD ($) $ in Thousands	3 Months Ended					12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gain from discontinued operations, net of tax	$ 678	$ 1,432	$ 152	$ 994	$ 1,294	$ 678	$ 3,872	$ 2,896
Discontinued Operations, Disposed of by Sale [Member]
Revenue						6	2,923	13,579
Hotel and property operations expense						(4)	(1,946)	(10,410)
Depreciation and amortization expense								(112)
General and administrative expense
Net gain on dispositions of assets						681	2,997	2,751
Interest expense						(5)	(223)	(1,140)
Loss on extinguishment of debt								(120)
Impairment recovery (loss)							121	(1,652)
Gain from discontinued operations, net of tax						$ 678	3,872	2,896
Capital expenditures							$ 90	$ 338